Employee Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2011
Employee Benefit Plans (Tables) [Abstract]
Schedule of changes in the benefit obligation
	2011	2010
Change in benefit obligation:
Benefit obligation at beginning of year	$425,472	$386,852
Foreign currency translation	(6,207)	(8,898)
Service cost	10,625	7,982
Interest cost	24,822	22,615
Transfer of plan participants	61	181
Actuarial (gain) loss	69,769	26,655
Benefits paid	(11,797)	(9,915)
Benefit obligation at end of year	$512,745	$425,472

Change in plan assets:
Fair value of plan assets at beginning of year	$232,325	$236,633
Actual return on plan assets	(4,174)	3,191
Employer contributions	556	600
Benefits paid	(9,717)	(8,099)
Fair value of plan assets at end of year	$218,990	$232,325
Funded status at end of year	$293,755	$193,147

Schedule of pre-tax adjustments reflecting actuarial losses (gains)
Actuarial losses (gains)
Adjustments related to pensions at January 1, 2010	$67,218
Additions	40,917
Releases	(5,313)
Foreign currency translation adjustment	50
Adjustments related to pensions at December 31, 2010	$102,872
Additions	91,693
Releases	(8,737)
Foreign currency translation adjustment	(1,050)
Adjustments related to pensions at December 31, 2011	$184,778

Schedule of weighted-average assumptions used in calculating benefit obligation
in %	2011	2010
Discount rate	5.10	5.70
Rate of compensation increase	3.69	4.00

Schedule of the components of net periodic benefit cost

	2011	2010	2009
Components of net periodic benefit cost:
Service cost	$10,625	$7,982	$7,500
Interest cost	24,822	22,615	21,397
Expected return on plan assets	(17,750)	(17,453)	(15,767)
Amortization of unrealized losses	8,737	5,313	4,592
Settlement loss	-	-	812
Net periodic benefit costs	$26,434	$18,457	$18,534

Shedule of weighted average assumptions used in calculating net periodic cost
in %	2011	2010	2009
Discount rate	5.70	6.00	6.15
Expected return of plan assets	7.50	7.50	7.50
Rate of compensation increase	4.00	4.01	4.19

Schedule of estimated future benefit payments
2012	$14,233
2013	15,390
2014	16,786
2015	18,257
2016	19,934
2017-2021	126,553

Schedule of fair value of plan assets by measurement
		Fair Value Measurements at December 31, 2011			Fair Value Measurements at December 31, 2010
		Quoted Prices in Active Markets for Identical Assets	Significant Observable Inputs		Quoted Prices in Active Markets for Identical Assets	Significant Observable Inputs
Asset Category	Total	(Level 1)	(Level 2)	Total	(Level 1)	(Level 2)
Equity Investments
Common Stocks	$-	$-	$-	$2,565	$2,565	$-
Index Funds(1)	55,538	-	55,538	65,621	-	65,621

Fixed Income Investments
Government Securities(2)	6,612	5,025	1,587	4,479	1,967	2,512
Corporate Bonds(3)	143,782	-	143,782	152,564	-	152,564
Other Bonds(4)	483	-	483	2,442	-	2,442
U.S. Treasury Money Market Funds(5)	6,600	6,600	-	4,232	4,232	-

Other types of investments
Cash, Money Market and Mutual Funds(6)	5,975	5,975	-	422	422	-
Total	$218,990	$17,600	$201,390	$232,325	$9,186	$223,139

(1) This category comprises low-cost equity index funds not actively managed that track the S&P 500, S&P 400, Russell 2000, MSCI Emerging Markets Index and the Morgan Stanley International EAFE Index
(2) This Category comprises fixed income investments by the U.S. government and government sponsored entities
(3) This Category primarily represents investment grade bonds of U.S. issuers from diverse industries
(4) This Category comprises privat placement bonds as well as collateralized mortgage obligations
(5) This Category represents funds that invest in treasury obligations directly or in treasury backed obligations
(6) This Category represents cash, money market funds as well as mutual funds comprised of high grade corporate bonds